Consolidated Balance Sheets (USD $)	Aug. 31, 2013	Aug. 31, 2012
ASSETS
Cash and cash equivalents	$ 347,493	$ 1,046,918
Deferred research and development costs	150,000	32,595
Prepaid expenses and other current assets	22,379	28,233
Total current assets	519,872	1,107,746
Equipment, net of accumulated depreciation of $12,025 and $5,882, respectively	13,823	19,966
Total assets	533,695	1,127,712
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	122,356	63,403
Accrued liabilities		26,231
Convertible promissory note, net of discount of $0 and $999,485, respectively		515
Total current liabilities	122,356	90,149
Stockholders' equity
Preferred stock: $0.10 par value; 1,000,000 shares authorized, no shares issued and outstanding at August 31, 2013 and 2012, respectively.
Common stock: $0.001 par value; 300,000,000 shares authorized, 24,194,713 and 20,638,360 shares issued and outstanding at August 31, 2013 and 2012, respectively	24,194	20,638
Additional paid-in capital	17,441,034	13,798,282
Deficit accumulated during the development stage	(17,053,889)	(12,781,357)
Total stockholders' equity	411,339	1,037,563
Total liabilities and stockholders' equity	$ 533,695	$ 1,127,712